United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  9/30/09

Item 1.                      Reports to Stockholders

Federated Prudent Global Income Fund

(Successor to the Prudent Global Income Fund Established 2000)

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

September 30, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2009[1]	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.41	$13.30	$12.30	$11.53	$12.41
Income From Investment Operations:
Net investment income	0.01[2]	0.18[2]	0.25[2]	0.17[2]	0.12[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.85	0.05	1.39	0.68	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.86	0.23	1.64	0.85	0.09
Less Distributions:
Distributions from net investment income	(0.47)	(0.82)	(0.25)	(0.02)	(0.81)
Distributions from net realized gain on investments and foreign currency transactions	(0.00) [3]	(0.30)	(0.39)	(0.06)	(0.12)
Return of capital	—	—	—	—	(0.04)
TOTAL DISTRIBUTIONS	(0.47)	(1.12)	(0.64)	(0.08)	(0.97)
Redemption Fees	$0.00[3]	$0.00[3]	$0.00[3]	$0.00[3]	$0.00[3]
Net Asset Value, End of Period	$12.80	$12.41	$13.30	$12.30	$11.53
Total Return[4]	7.39%	1.57%	13.68%	7.47%	0.56%
Ratios to Average Net Assets:
Net expenses	1.28%[5]	1.26%[5]	1.28%[5]	1.27%[5]	1.31%[5]
Net investment income	0.10%	1.32%	1.94%	1.43%	0.97%
Expense waiver/reimbursement[6]	0.02%	0.00%[7]	0.01%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$385,339	$461,748	$378,266	$346,227	$343,011
Portfolio turnover	171%	76%	102%	57%	232%
1	Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Global Income Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.28%, 1.26%, 1.27%, 1.27% and 1.31% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

Period Ended September 30	2009[1]
Net Asset Value, Beginning of Period	$11.23
Income From Investment Operations:
Net investment income (loss)	(0.12)[2]
Net realized and unrealized gain on investments and foreign currency transactions	1.62
TOTAL FROM INVESTMENT OPERATIONS	1.50
Net Asset Value, End of Period	$12.73
Total Return[3]	13.36%
Ratios to Average Net Assets:
Net expenses	2.03%[4,5]
Net investment income (loss)	(1.18)%[5]
Expense waiver/reimbursement[6]	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,026
Portfolio turnover	171%[7]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for direct brokerage arrangements. The net expense ratio is 2.03% for the period ended September 30, 2009 after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Annual Shareholder Report

	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,096.80	$6.73
Class C Shares	$1,000.00	$1,092.70	$10.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,018.65	$6.48
Class C Shares	$1,000.00	$1,014.89	$10.25
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.28%
Class C Shares	2.03%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended September 30, 2009, was 7.39% for Class A Shares and 6.58% for Class C Shares.¹ The total return of the U.S. Dollar Index² was -3.52% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the U.S. Dollar Index.

The following discussion will focus on the performance of the Fund's
Class A Shares.

MARKET OVERVIEW

The fiscal year encompassed an extraordinary period of crisis and recovery for global markets. In a somewhat mirror image of U.S. and global equities markets, U.S. dollar performance was a tale of two markedly contrasting periods. From September 30, 2008 to the early March 2009 trading high, the U.S. Dollar Index posted a gain of 11.4%. This culminated a 25.7% rally in the U.S. Dollar Index from the July 2008 low. The U.S. Dollar Index then declined 14.5% from the March 2009 high to the close of trading on September 30, 2009.

The U.S. dollar benefited temporarily from crisis-period global deleveraging and liquidation throughout the risk markets. Many speculators were caught aggressively short the U.S. dollar. The market squeeze and safe haven flight to the U.S. dollar dissipated in the spring as the global backdrop stabilized and risk markets rebounded. Renewed U.S. dollar weakness evoked heightened concerns with regard to underlying U.S. economic health and the U.S. dollar's status as the world's reserve currency.

1	The Fund's Class C Shares commenced operations on December 8, 2008. For the period prior to commencement of operations of Class C Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class C Shares.
2	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. The index is unmanaged and investments cannot be made in an index.
Annual Shareholder Report

FUND PERFORMANCE

The Fund's outperformance versus its benchmark was due in part to the Fund's cautious positioning during the dollar's rally period. It is fundamental to the Fund managers' risk-based investment philosophy to work to mitigate risk when the market backdrop turns unfavorable. Going into the reporting period, non-U.S. dollar exposure³ had been reduced meaningfully in an effort to limit losses that would be incurred in the event of dollar strength. It had been the Fund managers' view that U.S. dollar bearishness had become extreme and that global credit crisis-induced market dislocations could incite a reversal of U.S. dollar short positions and general currency market tumult.

The Fund began the reporting period with an atypically large position in U.S. Treasury securities, 4 ending December 2008 with U.S. dollar holdings of 24.8%. Along with having reduced the Fund's overall non-U.S. dollar exposure, the Fund managers had also increased the Fund's allocation to currencies expected to be less volatile during periods of U.S. dollar strength. These currencies included the Hong Kong dollar, Singapore dollar, Japanese yen and Swiss franc. Fund performance versus its benchmark benefited early in the reporting period from having reduced exposure to currencies that came under heavy selling pressure during the global crisis, including the New Zealand dollar, Australian dollar, British pound and Canadian dollar.

The U.S. Dollar Index peaked in early March 2009, and the Fund managers soon thereafter began a gradual unwind of the Fund's cautious stance. By the end of the reporting period, U.S. dollar holdings had been reduced to 6.3%. To rebalance the Fund to a more aggressive posture, the Hong Kong dollar and Swiss franc positions were reduced. Additionally, exposure was added to currencies the Fund managers expected would benefit from global reflationary dynamics. Fund performance benefited from its increased allocation to the New Zealand dollar, Australian dollar, Canadian dollar, Norwegian krone, Swedish krona and British pound. The Fund's gold stock holdings5 benefited Fund performance and were increased marginally during the reporting period.

3	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards.
4	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5	Investments in gold and precious metals are subject to additional risks such as the possibility of substantial price fluctuations over a short period of time.
Annual Shareholder Report

Renewed U.S. dollar weakness has evoked calls for Washington to implement a true strong dollar policy. Analysts have called for various policy prescriptions, including smaller deficits, lower tax rates and less accommodative monetary policy. It is the Fund managers' view that U.S. dollar weakness is symptomatic of deep underlying structural maladjustments to the services-oriented U.S. “bubble” economy. In simple terms, decades of credit excess fashioned an economic structure that produces too little and is sustained by too much credit.

According to the Federal Reserve's June 30, 2009 Z.1 “flow of funds” report,6 Treasury issuance had increased $1.9 trillion over the preceding 12-month period. Agency mortgage-backed securities increased $400 billion. It is the Fund managers' view that such a massive expansion of government credit is indicative of severe - and not easily remedied - structural deficiencies. The solution will not be found with massive fiscal and monetary stimulus. Indeed, it is the Fund managers' view that such enormous increases in non-productive credit have been the root cause of ongoing U.S. dollar devaluation. It is also the Fund managers' view that the U.S. dollar is in a secular bear market and that “bubble” economy distortions and imbalances will only be rectified through a prolonged period of system adjustment.

6	The Z.1 “flow of funds” report is the Federal Reserve's comprehensive quarterly statistical report detailing the various sources and uses of credit throughout the U.S. financial system and economy.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT  -  CLASS A SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in Federated Prudent Global Income Fund (Class A Shares) (the “Fund”) from February 2, 2000 (start of performance) to September 30, 2009, compared to the Merrill Lynch Global Government Bond Index II3,4 and the U.S. Dollar Index.3,4

Average Annual Total Returns[5] for the Period Ended 9/30/2009
1 Year	2.60%
5 Years	5.05%
Start of Performance (2/2/2000)	6.36%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

Annual Shareholder Report

1	Federated Prudent Global Income Fund is the successor to Prudent Global Income Fund pursuant to a reorganization that took place on December 5, 2008. The information above, for the periods prior to December 5, 2008, is historical information for Prudent Global Income Fund, but adjusted to reflect the sales charge applicable to the Class A Shares of Federated Prudent Global Income Fund.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch Global Government Bond Index II and the U.S. Dollar Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The Merrill Lynch Global Government Bond Index II and the U.S. Dollar Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The Fund's investment adviser has elected to change the Fund's benchmark from the Merrill Lynch Global Government Bond Index II to the U.S. Dollar Index. The U.S. Dollar Index is more representative of the securities typically held by the Fund.
5	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT  -  CLASS C SHARES

The Fund's Class C Shares commenced operations on December 8, 2008. The Fund offers two other classes of shares: Institutional Shares and Class A Shares. For the period prior to commencement of operations of Class C Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class C Shares. The graph below illustrates the hypothetical investment of $10, 0001 in Federated Prudent Global Income Fund (Class C Shares) (the “Fund”) from February 2, 2000 (start of performance) to September 30, 2009, compared to the Merrill Lynch Global Government Bond Index II2,3 and the U.S. Dollar Index.2,3

Average Annual Total Returns[4] for the Period Ended 9/30/2009
1 Year	5.58%
5 Years	5.24%
Start of Performance (2/2/2000)	4.21%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied in any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch Global Government Bond Index II and the U.S. Dollar Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Merrill Lynch Global Government Bond Index II and the U.S. Dollar Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's investment adviser has elected to change the Fund's benchmark from the Merrill Lynch Global Government Bond Index II to the U.S. Dollar Index. The U.S. Dollar Index is more representative of the securities typically held by the Fund.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

Portfolio of Investments Summary
Table (unaudited)

At September 30, 2009, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Foreign Government Debt Securities	85.0%
U.S. Treasury Securities	4.0%
Equity Securities — Metals & Minings	3.8%
Closed-End Mutual Fund	1.4%
Cash Equivalents[2]	0.9%
Other Assets and Liabilities — Net[3]	4.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

September 30, 2009

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Common Stocks – 3.8%
		Metals & Mining – 3.8%
90,520		Agnico Eagle Mines Ltd.	6,122,032
10,000		Cia de Minas Buenaventura SA, Class B, ADR	352,100
25,000	[1]	Eldorado Gold Corp. Ltd.	285,000
10,000		Goldcorp, Inc., Class A	403,700
10,000		Newmont Mining Corp.	440,200
10,000	[1]	Randgold Resources Ltd., ADR	698,800
100,000		Royal Gold, Inc.	4,560,000
279,375		Yamana Gold, Inc.	2,992,106
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,966,648)	15,853,938
		Governments/Agencies – 85.0%
		Banking – 3.3%
$57,600,000		European Investment Bank, Sr. Note, 6.00%, 8/6/2010	10,260,291
2,400,000		European Investment Bank, Sr. Unsecd. Note, 5.50%, 12/7/2009	3,868,165
		TOTAL	14,128,456
		Finance – 2.2%
817,000,000		KFW International Finance, Inc., 1.75%, 3/23/2010	9,161,158
		Sovereign – 79.5%
7,700,000		Australia, Government of, Local Gov't. Guarantee, Series 09, 6.00%, 10/1/2009	6,792,939
10,225,000		Australia, Government of, Local Gov't. Guarantee, Series 10G, 5.50%, 5/14/2010	9,112,927
23,400,000	[2]	Canada, Government of, 0.251%, 10/15/2009	21,854,134
10,750,000	[2]	Canada, Government of, 0.301%, 11/26/2009	10,037,517
9,075,000	[2]	Canada, Government of, 0.309% — 0.350%, 4/15/2010	8,460,563
88,310,000		Denmark, Government of, Bond, 6.00%, 11/15/2009	17,460,644
4,675,000		Finland, Government of, Sr. Unsub., 2.75%, 9/15/2010	6,967,718
6,750,000	[2]	France, Government of, 0.505% — 0.64%, 7/1/2010	9,834,045
5,810,000	[2]	French Treasury Note, 0.59%, 3/11/2010	8,485,308
2,900,000	[2]	German, Government of, Treasury Bill, 0.475%, 1/13/2010	4,239,426
4,090,000	[2]	German, Government of, Treasury Bill, 0.70%, 4/28/2010	5,959,780
3,200,000	[2]	German, Government of, Treasury Bill, 0.50%, 6/30/2010	4,663,190
2,825,000		Germany, Government of, Bond, 4.00%, 12/11/2009	4,163,105
Annual Shareholder Report

136,000,000	[2]	Hong Kong, Government of, Treasury Bill, 0.16%, 10/7/2009	17,548,274
6,750,000		Italy, Government of, 4.25%, 11/1/2009	9,904,868
6,500,000	[2]	Italy, Government of, Treasury Bill, 0.657% -0.73%, 3/15/2010	9,492,364
746,500,000		Japan, Government of, Bond, 0.50%, 12/20/2009	8,322,030
1,400,000,000		Japan, Government of, Bond, 0.50%, 3/20/2010	15,620,937
1,350,000,000		Japan, Government of, Bond, 0.50%, 6/20/2010	15,079,409
1,500,000	[2]	Netherlands, Government of, 0.51%, 6/30/2010	2,185,431
10,600,000		Netherlands, Government of, Bond, 3.00%, 1/15/2010	15,624,733
16,700,000	[2]	New Zealand, Government of, Treasury Bill, 2.52%, 1/6/2010	11,976,556
111,785,000	[2]	Norwegian, Government of, Treasury Bill, 1.386%, 12/16/2009	19,298,835
32,800,000		Singapore, Government of, 2.375%, 10/1/2009	23,284,705
138,500,000		Sweden, Government of, Bond, 4.00%, 12/1/2009	19,985,832
26,750,000		Sweden, Government of, Bond, 5.25%, 3/15/2011	4,078,681
14,280,000	[2]	Swedish, Government of, Treasury Bill, 0.06%, 3/17/2010	2,046,212
7,150,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 11/19/2009	6,899,547
7,300,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 12/17/2009	7,044,292
5,650,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 12/3/2009	5,452,089
7,250,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 2/25/2010	6,994,505
5,750,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 12/24/2009	5,548,586
2,500,000	[2]	United Kingdom, Government of, 0.42%, 2/15/2010	3,990,166
4,670,000		United Kingdom, Government of, Bond, 5.75%, 12/7/2009	7,529,044
		TOTAL	335,938,392
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $340,562,703)	359,228,006
		U.S. Treasury – 4.0%;3
		U.S. Treasury Bill – 4.0%
$17,000,000		U.S. Treasury Bill, 0.085%, 10/1/2009 (IDENTIFIED COST $17,000,000)	17,000,000
		CLOSED-END MUTUAL FUND – 1.4%
445,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,998,050)	5,896,250
Annual Shareholder Report

		Mutual Fund – 0.9%
3,958,737	[4,5]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	$3,958,737
		TOTAL INVESTMENTS — 95.1% (IDENTIFIED COST $371,486,138)[6]	401,936,931
		OTHER ASSETS AND LIABILITIES - NET — 4.9%[7]	20,862,043
		TOTAL NET ASSETS — 100%	$422,798,974
1	Non-income producing security.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Discount rate at time of purchase.
4	Affiliated company.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $375,384,338.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

    The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$5,000,200	$ —	$ —	$5,000,200
International	10,853,738	—	—	10,853,738
Debt Securities:
Government/Agencies	—	359,228,006	—	359,228,006
U.S. Treasury	—	17,000,000	—	17,000,000
Closed-End Mutual Fund	5,896,250	—	—	5,896,250
Mutual Fund	3,958,737	—	—	3,958,737
TOTAL SECURITIES	$25,708,925	$376,228,006	$ —	$401,936,931
    The following acronym is used throughout this portfolio:
    ADR — American Depositary Receipt
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Assets and Liabilities

  September 30, 2009

Assets:
Total investments in securities, at value including $3,958,737 of investments in an affiliated issuer (Note 5) (identified cost $371,486,138)		$401,936,931
Cash		27
Cash denominated in foreign currencies (identified cost $13,239,923)		13,232,041
Income receivable		5,887,347
Receivable for shares sold		2,919,024
TOTAL ASSETS		423,975,370
Liabilities:
Payable for shares redeemed	$841,238
Payable for transfer and dividend disbursing agent fees and expenses	53,397
Payable for distribution services fee (Note 5)	29,664
Payable for shareholder services fee (Note 5)	144,103
Payable for share registration costs	51,231
Accrued expenses	56,763
TOTAL LIABILITIES		1,176,396
Net assets for 33,040,698 shares outstanding		$422,798,974
Net Assets Consist of:
Paid-in capital		$405,544,633
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		30,865,873
Accumulated net realized loss on investments and foreign currency transactions		(1,224,292)
Distributions in excess of net investment income		(12,387,240)
TOTAL NET ASSETS		$422,798,974
  Annual Shareholder Report

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($385,339,231 ÷ 30,108,208 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$12.80
Offering price per share (100/95.50 of $12.80)	$13.40
Redemption proceeds per share	$12.80
Class C Shares:
Net asset value per share ($19,026,027 ÷ 1,494,928 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$12.73
Offering price per share	$12.73
Redemption proceeds per share (99.00/100 of $12.73)	$12.60
Institutional Shares:
Net asset value per share ($18,433,716 ÷ 1,437,562 shares outstanding), $0.001 par value, 25,000,000 shares authorized	$12.82
Offering price per share	$12.82
Redemption proceeds per share	$12.82
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Operations

  Year Ended September 30, 2009

Investment Income:
Interest		$5,227,387
Dividends (including $12,531 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $16,348)		90,199
TOTAL INCOME		5,317,586
Expenses:
Investment adviser fee (Note 5)	$2,919,162
Administrative personnel and services fee (Note 5)	294,964
Custodian fees	107,532
Transfer and dividend disbursing agent fees and expenses	390,951
Directors'/Trustees' fees	35
Auditing fees	48,478
Legal fees	11,150
Portfolio accounting fees	66,828
Distribution services fee — Class A Shares (Note 5)	183,406
Distribution services fee — Class C Shares (Note 5)	40,784
Shareholder services fee — Class A Shares (Note 5)	752,598
Shareholder services fee — Class C Shares (Note 5)	13,519
Share registration costs	180,207
Printing and postage	42,148
Insurance premiums	7,203
Miscellaneous	51,114
TOTAL EXPENSES	5,110,079
  Annual Shareholder Report

  Statement of Operations — continued
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(87,062)
Waiver of administrative personnel and services fee (Note 5)	(4,656)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(400)
Reimbursement of shareholder services fee — Class C Shares (Note 5)	(500)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(259)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(92,877)
Net expenses			$5,017,202
Net investment income			300,384
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(11,406,424)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			36,820,376
Net realized and unrealized gain on investments and foreign currency transactions			25,413,952
Change in net assets resulting from operations			$25,714,336
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Changes in Net Assets

Year Ended September 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$300,384	$6,025,222
Net realized gain (loss) on investments and foreign currency transactions	(11,406,424)	30,410,366
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	36,820,376	(39,452,044)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,714,336	(3,016,456)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,634,649)	(27,462,518)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(404)	(8,569,494)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,635,053)	(36,032,012)
Share Transactions:
Proceeds from sale of shares	185,553,875	359,484,680
Net asset value of shares issued to shareholders in payment of distributions declared	13,577,402	33,102,456
Cost of shares redeemed	(249,195,615)	(270,156,730)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(50,064,338)	122,430,406
Redemption Fees	35,988	99,640
Change in net assets	(38,949,067)	83,481,578
Net Assets:
Beginning of period	461,748,041	378,266,463
End of period (including undistributed (distributions in excess of) net investment income of $(12,387,240) and $11,817,799, respectively)	$422,798,974	$461,748,041
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Notes to Financial Statements

  September 30, 2009

  1. ORGANIZATION

  Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven diversified portfolios. The financial statements included herein are only those of Federated Prudent Global Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek current income and capital appreciation.

  Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

  The Fund commenced offering Class C Shares and Institutional Shares on December 8, 2008.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Annual Shareholder Report

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, the following tax years remain subject to examination by the Fund's major tax jurisdictions, the United States of America (2006 through 2009), the state of Maryland (2006 through 2008) and the Commonwealth of Massachusetts (2009).

  Annual Shareholder Report

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended September 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,298,038	$147,355,957	26,744,802	$359,484,680
Shares issued to shareholders in payment of distributions declared	1,202,535	13,577,402	2,528,618	33,102,456
Shares redeemed	(20,598,891)	(245,944,355)	(20,499,074)	(270,156,730)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,098,318)	$(85,010,996)	8,774,346	$122,430,406
  Annual Shareholder Report

	Period Ended 9/30/2009[1]		Year Ended 9/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,586,696	$19,189,363	—	$ —
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(91,768)	(1,131,569)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,494,928	$18,057,794	—	$ —
	Period Ended 9/30/2009[1]		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,607,461	$19,008,555	—	$ —
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(169,899)	(2,119,691)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,437,562	$16,888,864	—	$ —
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(4,165,828)	$(50,064,338)	8,774,346	$122,430,406
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

  Redemption Fees

  Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in capital. For the period from October 1, 2008 to December 5, 2008, the redemption fees for Class A Shares amounted to $35,988. For the year ended September 30 2008, the redemption fees for Class A Shares amounted to $99,640.

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and net operating loss.

  Annual Shareholder Report

  For the year ended September 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(526,375)	$(9,870,774)	$10,397,149

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$14,634,649	$27,830,767
Long-term capital gains	$404	$8,201,245

  As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain	$126,658
Net unrealized appreciation	$26,967,673
Capital and currency loss deferrals	$(9,839,990)

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

  At September 30, 2009, the cost of investments for federal tax purposes was $375,384,338. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $26,552,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,414,187 and net unrealized depreciation from investments for those securities having an excess of cost over value of $861,594.

  Under current tax regulations, capital losses on security transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2009, for federal income tax purposes, post October losses of $1,350,950 on capital losses on security transactions and $8,489,040 on foreign currency losses were deferred to October 1, 2009.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Annual Shareholder Report

  Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from December 6, 2008 to September 30, 2009, the Adviser voluntarily waived $71,295 of its fee. For the period from December 6, 2008 to September 30, 2009, the net fee paid to the Adviser was $2,228,042.

  Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the period from December 6, 2008 to September 30, 2009, the Sub-Adviser earned a fee of $685,494.

  Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from October 1, 2008 to December 5, 2008, the net fee paid to David W. Tice & Associates, LLC was $604,058.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from
  December 6, 2008 to September 30, 2009 the net fee paid to FAS was $235,678 and represented 0.074% of average daily net assets of the Fund. FAS waived $4,656 of its fee.

  Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from October 1, 2008 to December 5, 2008, the net fee paid to U.S. Bancorp Fund Services, LLC was $54,630.

  Annual Shareholder Report

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period from December 6, 2008 to September 30, 2009, the net fee paid to FSC was $40,784. For the period from December 6, 2008 to September 30, 2009, FSC retained $37,919 of fees paid by the Fund. For the period from December 6, 2008 to September 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

  Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares. For the period from October 1, 2008 to December 5, 2008, the net fee paid to Quasar Distributors, LLC was $183,406.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period from December 6, 2008 to September 30, 2009, FSC retained $63,567 in sales charges from the sale of Class A Shares. For the period from December 6, 2008 to September 30, 2009, FSC also retained $6,335 of CDSC relating to redemptions of Class C Shares.

  Prior to the close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares. For the period from October 1, 2008 to
  December 5, 2008, the Predecessor Fund did not charge any sales charges on the sale of its Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily Annual Shareholder Report reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from December 6, 2008 to September 30, 2009, FSSC voluntarily reimbursed $900 of shareholder services fees. For the period from December 6, 2008 to September 30, 2009, FSSC received $78,241 of fees paid by the Fund.

  Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.28%, 2.03% and 1.03%, respectively, for the fiscal year ended September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period from December 6, 2008 to September 30, 2009, the Adviser reimbursed $15,767. Transactions with affiliated companies during the year ended September 30, 2009 were as follows:

Affiliate	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
U.S. Treasury Cash Reserves Fund, Institutional Shares	15,072,406	200,936,828	212,050,497	3,958,737	$3,958,737	$11,152
Federated Short Term U.S. Government Fund	—	17,939,967	17,939,967	—	—	1,379
T,OTAL OF AFFILIATED ,TRANSACTIONS	15,072,406	218,876,795	229,990,464	3,958,737	$3,958,737	$12,531

  6. EXPENSE Reduction

  The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2009, the Fund's expenses were reduced by $259 under these arrangements.

  Annual Shareholder Report

  7. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2009, were as follows:

Purchases	$625,478,850
Sales	$584,585,070

  8. CONCENTRATION OF RISK

  The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

  At September 30, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
Canada	13.3%
Switzerland	7.6%
Japan	7.3%
Germany	6.7%
Sweden	6.2%
Singapore	5.5%
Italy	4.6%
Norway	4.6%
France	4.3%
Netherlands	4.2%
Denmark	4.1%
Hong Kong	4.1%
Australia	3.8%
Supernational	3.3%
United Kingdom	2.9%
New Zealand	2.8%
Finland	1.6%
Peru	0.1%

  9. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the period from December 6, 2008 to
  September 30, 2009, the Fund did not utilize the LOC.

  Annual Shareholder Report

  10. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the period from December 6, 2008 to September 30, 2009, the program was not utilized.

  11. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  12. Subsequent events

  Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Annual Shareholder Report

  13. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended September 30, 2009, the amount of long-term capital gains designated by the Fund was $404.

  For the fiscal year ended September 30, 2009, 0.30% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

  Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended September 30, 2009, 0.12% qualify for the dividend received deduction available to corporate shareholders.

  Annual Shareholder Report

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF TRUSTEES OF THE FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF Federated Prudent Global Income fund:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent Global Income Fund (the “Fund”), a portfolio of Federated Income Securities Trust, as of September 30, 2009, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 13, 2008, expressed an unqualified opinion on those statements.

  We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent Global Income Fund as of September 30, 2009, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts

  November 24, 2009

  Annual Shareholder Report

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: May 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: November 2007	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: February 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
  Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.
  Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

  Annual Shareholder Report

  Evaluation and Approval of Advisory
  Contract - May 2009

  Federated Prudent Global Income Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

  During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Prudent Global Income Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31420C712
  Cusip 31420C696

  41204 (11/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Federated Prudent Global Income Fund

  (Successor to the Prudent Global Income Fund Established 2000)

  A Portfolio of Federated Income Securities Trust

  ANNUAL SHAREHOLDER REPORT

  September 30, 2009

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout the Period)

Period Ended September 30	2009[1]
Net Asset Value, Beginning of Period	$11.23
Income from Investment Operations:
Net investment income (loss)	(0.01)[2]
Net realized and unrealized gain on investments and foreign currency transactions	1.60
TOTAL FROM INVESTMENT OPERATIONS	1.59
Net Asset Value, End of Period	$12.82
Total Return[3]	14.16%
Ratios to Average Net Assets:
Net expenses	1.03%[4,5]
Net investment income (loss)	(0.12)%[5]
Expense waiver/reimbursement[6]	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,434
Portfolio turnover	171%[7]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for direct brokerage arrangements. The net expense ratio is 1.03% for the period ended September 30, 2009 after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,097.60	$5.42
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.90	$5.22
1	Expenses are equal to the Fund's annualized net expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
  Annual Shareholder Report
  2

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund
  Performance (unaudited)

  The Fund's total return, based on net asset value, for the fiscal year ended September 30, 2009, was 7.47%1 for Institutional Shares. The total return of the U.S. Dollar Index2 was -3.52% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the U.S. Dollar Index.

  MARKET OVERVIEW

  The fiscal year encompassed an extraordinary period of crisis and recovery for global markets. In a somewhat mirror image of U.S. and global equities markets, U.S. dollar performance was a tale of two markedly contrasting periods. From September 30, 2008 to the early March 2009 trading high, the U.S. Dollar Index posted a gain of 11.4%. This culminated a 25.7% rally in the U.S. Dollar Index from the July 2008 low. The U.S. Dollar Index then declined 14.5% from the March 2009 high to the close of trading on September 30, 2009.

  The U.S. dollar benefited temporarily from crisis-period global deleveraging and liquidation throughout the risk markets. Many speculators were caught aggressively short the U.S. dollar. The market squeeze and safe haven flight to the U.S. dollar dissipated in the spring as the global backdrop stabilized and risk markets rebounded. Renewed U.S. dollar weakness evoked heightened concerns with regard to underlying U.S. economic health and the U.S. dollar's status as the world's reserve currency.

1	For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares.
2	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. The index is unmanaged and investments cannot be made in an index.
  Annual Shareholder Report
  3

  FUND PERFORMANCE

  The Fund's outperformance versus its benchmark was due in part to the Fund's cautious positioning during the dollar's rally period. It is fundamental to the Fund managers' risk-based investment philosophy to work to mitigate risk when the market backdrop turns unfavorable. Going into the reporting period, non-U.S. dollar exposure3 had been reduced meaningfully in an effort to limit losses that would be incurred in the event of dollar strength. It had been the Fund managers' view that U.S. dollar bearishness had become extreme and that global credit crisis-induced market dislocations could incite a reversal of U.S. dollar short positions and general currency market tumult.

  The Fund began the reporting period with an atypically large position in U.S. Treasury securities,4 ending December 2008 with U.S. dollar holdings of 24.8%. Along with having reduced the Fund's overall non-U.S. dollar exposure, the Fund managers had also increased the fund's allocation to currencies expected to be less volatile during periods of U.S. dollar strength. These currencies included the Hong Kong dollar, Singapore dollar, Japanese yen and Swiss franc. Fund performance versus its benchmark benefited early in the reporting period from having reduced exposure to currencies that came under heavy selling pressure during the global crisis, including the New Zealand dollar, Australian dollar, British pound and Canadian dollar.

  The U.S. Dollar Index peaked in early March 2009, and the Fund managers soon thereafter began a gradual unwind of the Fund's cautious stance. By the end of the reporting period, U.S. dollar holdings had been reduced to 4.9%. To rebalance the Fund to a more aggressive posture, the Hong Kong dollar and Swiss franc positions were reduced. Additionally, exposure was added to currencies the Fund managers expected would benefit from global reflationary dynamics. Fund performance benefited from its increased allocation to the New Zealand dollar, Australian dollar, Canadian dollar, Norwegian krone, Swedish krona and British pound. The fund's gold stock holdings5 benefited fund performance and were increased marginally during the reporting period.

3	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards.
4	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5	Investments in gold and precious metals are subject to additional risks such as the possibility of substantial price fluctuations over a short period of time.
  Annual Shareholder Report
  4

  Renewed U.S. dollar weakness has evoked calls for Washington to implement a true strong dollar policy. Analysts have called for various policy prescriptions, including smaller deficits, lower tax rates and less accommodative monetary policy. It is the fund managers' view that U.S. dollar weakness is symptomatic of deep underlying structural maladjustments to the services-oriented U.S. “bubble” economy. In simple terms, decades of credit excess fashioned an economic structure that produces too little and is sustained by too much credit.

  According to the Federal Reserve's June 30, 2009, Z.1 “flow of funds” report,6 Treasury issuance had increased $1.9 trillion over the preceding 12-month period. Agency mortgage-backed securities increased $400 billion. It is the Fund managers' view that such a massive expansion of government credit is indicative of severe - and not easily remedied - structural deficiencies. The solution will not be found with massive fiscal and monetary stimulus. Indeed, it is the Fund managers' view that such enormous increases in non-productive credit have been the root cause of ongoing U.S. dollar devaluation. It is also the Fund managers' view that the U.S. dollar is in a secular bear market and that “bubble” economy distortions and imbalances will only be rectified through a prolonged period of system adjustment.

6	The Z.1 “flow of funds” report is the Federal Reserve's comprehensive quarterly statistical report detailing the various sources and uses of credit throughout the U.S. financial system and economy.
  Annual Shareholder Report
  5

  GROWTH OF A $10,000 INVESTMENT  -  Institutional SHARES

  The Fund's Institutional Shares commenced operations on December 8, 2008. The Fund offers two other classes of shares: Class A Shares and Class C Shares. For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. The graph below illustrates the hypothetical investment of $10, 0001 in Federated Prudent Global Income Fund (Institutional Shares) (the “Fund”) from February 2, 2000 (start of performance) to September 30, 2009, compared to the Merrill Lynch Global Government Bond Index II2,3 and the U.S. Dollar Index.2,3

Average Annual Total Returns for the Period Ended 9/30/2009
1 Year	7.47%
5 Years	6.05%
Start of Performance (2/2/2000)	5.02%
1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch Global Government Bond Index II and the U.S. Dollar Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Merrill Lynch Global Government Bond Index II and the U.S. Dollar Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's investment adviser has elected to change the Fund's benchmark from the Merrill Lynch Global Government Bond Index II to the U.S. Dollar Index. The U.S. Dollar Index is more representative of the securities typically held by the Fund.
  Annual Shareholder Report
  6

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  Annual Shareholder Report
  7

  Portfolio of Investments Summary
  Table (unaudited)

  At September 30, 2009, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Foreign Government Debt Securities	85.0%
U.S. Treasury Securities	4.0%
Equity Securities — Metals & Minings	3.8%
Closed-End Mutual Fund	1.4%
Cash Equivalents[2]	0.9%
Other Assets and Liabilities — Net[3]	4.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Annual Shareholder Report
  8

  Portfolio of Investments

  September 30, 2009

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Common Stocks – 3.8%
		Metals & Mining – 3.8%
90,520		Agnico Eagle Mines Ltd.	6,122,032
10,000		Cia de Minas Buenaventura SA, Class B, ADR	352,100
25,000	[1]	Eldorado Gold Corp. Ltd.	285,000
10,000		Goldcorp, Inc., Class A	403,700
10,000		Newmont Mining Corp.	440,200
10,000	[1]	Randgold Resources Ltd., ADR	698,800
100,000		Royal Gold, Inc.	4,560,000
279,375		Yamana Gold, Inc.	2,992,106
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,966,648)	15,853,938
		Governments/Agencies – 85.0%
		Banking – 3.3%
$57,600,000		European Investment Bank, Sr. Note, 6.00%, 8/6/2010	10,260,291
2,400,000		European Investment Bank, Sr. Unsecd. Note, 5.50%, 12/7/2009	3,868,165
		TOTAL	14,128,456
		Finance – 2.2%
817,000,000		KFW International Finance, Inc., 1.75%, 3/23/2010	9,161,158
		Sovereign – 79.5%
7,700,000		Australia, Government of, Local Gov't. Guarantee, Series 09, 6.00%, 10/1/2009	6,792,939
10,225,000		Australia, Government of, Local Gov't. Guarantee, Series 10G, 5.50%, 5/14/2010	9,112,927
23,400,000	[2]	Canada, Government of, 0.251%, 10/15/2009	21,854,134
10,750,000	[2]	Canada, Government of, 0.301%, 11/26/2009	10,037,517
9,075,000	[2]	Canada, Government of, 0.309% — 0.350%, 4/15/2010	8,460,563
88,310,000		Denmark, Government of, Bond, 6.00%, 11/15/2009	17,460,644
4,675,000		Finland, Government of, Sr. Unsub., 2.75%, 9/15/2010	6,967,718
6,750,000	[2]	France, Government of, 0.505% — 0.64%, 7/1/2010	9,834,045
5,810,000	[2]	French Treasury Note, 0.59%, 3/11/2010	8,485,308
2,900,000	[2]	German, Government of, Treasury Bill, 0.475%, 1/13/2010	4,239,426
4,090,000	[2]	German, Government of, Treasury Bill, 0.70%, 4/28/2010	5,959,780
3,200,000	[2]	German, Government of, Treasury Bill, 0.50%, 6/30/2010	4,663,190
2,825,000		Germany, Government of, Bond, 4.00%, 12/11/2009	4,163,105
  Annual Shareholder Report
  9

136,000,000	[2]	Hong Kong, Government of, Treasury Bill, 0.16%, 10/7/2009	17,548,274
6,750,000		Italy, Government of, 4.25%, 11/1/2009	9,904,868
6,500,000	[2]	Italy, Government of, Treasury Bill, 0.657% -0.73%, 3/15/2010	9,492,364
746,500,000		Japan, Government of, Bond, 0.50%, 12/20/2009	8,322,030
1,400,000,000		Japan, Government of, Bond, 0.50%, 3/20/2010	15,620,937
1,350,000,000		Japan, Government of, Bond, 0.50%, 6/20/2010	15,079,409
1,500,000	[2]	Netherlands, Government of, 0.51%, 6/30/2010	2,185,431
10,600,000		Netherlands, Government of, Bond, 3.00%, 1/15/2010	15,624,733
16,700,000	[2]	New Zealand, Government of, Treasury Bill, 2.52%, 1/6/2010	11,976,556
111,785,000	[2]	Norwegian, Government of, Treasury Bill, 1.386%, 12/16/2009	19,298,835
32,800,000		Singapore, Government of, 2.375%, 10/1/2009	23,284,705
138,500,000		Sweden, Government of, Bond, 4.00%, 12/1/2009	19,985,832
26,750,000		Sweden, Government of, Bond, 5.25%, 3/15/2011	4,078,681
14,280,000	[2]	Swedish, Government of, Treasury Bill, 0.06%, 3/17/2010	2,046,212
7,150,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 11/19/2009	6,899,547
7,300,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 12/17/2009	7,044,292
5,650,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 12/3/2009	5,452,089
7,250,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 2/25/2010	6,994,505
5,750,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 12/24/2009	5,548,586
2,500,000	[2]	United Kingdom, Government of, 0.42%, 2/15/2010	3,990,166
4,670,000		United Kingdom, Government of, Bond, 5.75%, 12/7/2009	7,529,044
		TOTAL	335,938,392
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $340,562,703)	359,228,006
		U.S. Treasury – 4.0%;3
		U.S. Treasury Bill – 4.0%
$17,000,000		U.S. Treasury Bill, 0.085%, 10/1/2009 (IDENTIFIED COST $17,000,000)	17,000,000
		CLOSED-END MUTUAL FUND – 1.4%
445,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,998,050)	5,896,250
  Annual Shareholder Report
  10

		Mutual Fund – 0.9%
3,958,737	[4,5]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	$3,958,737
		TOTAL INVESTMENTS — 95.1% (IDENTIFIED COST $371,486,138)[6]	401,936,931
		OTHER ASSETS AND LIABILITIES - NET — 4.9%[7]	20,862,043
		TOTAL NET ASSETS — 100%	$422,798,974
1	Non-income producing security.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Discount rate at time of purchase.
4	Affiliated company.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $375,384,338.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  Annual Shareholder Report
  11

      The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$5,000,200	$ —	$ —	$5,000,200
International	10,853,738	—	—	10,853,738
Debt Securities:
Government/Agencies	—	359,228,006	—	359,228,006
U.S. Treasury	—	17,000,000	—	17,000,000
Closed-End Mutual Fund	5,896,250	—	—	5,896,250
Mutual Fund	3,958,737	—	—	3,958,737
TOTAL SECURITIES	$25,708,925	$376,228,006	$ —	$401,936,931
      The following acronym is used throughout this portfolio:
      ADR — American Depositary Receipt
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    12

    Statement of Assets and Liabilities

    September 30, 2009

Assets:
Total investments in securities, at value including $3,958,737 of investments in an affiliated issuer (Note 5) (identified cost $371,486,138)		$401,936,931
Cash		27
Cash denominated in foreign currencies (identified cost $13,239,923)		13,232,041
Income receivable		5,887,347
Receivable for shares sold		2,919,024
TOTAL ASSETS		423,975,370
Liabilities:
Payable for shares redeemed	$841,238
Payable for transfer and dividend disbursing agent fees and expenses	53,397
Payable for distribution services fee (Note 5)	29,664
Payable for shareholder services fee (Note 5)	144,103
Payable for share registration costs	51,231
Accrued expenses	56,763
TOTAL LIABILITIES		1,176,396
Net assets for 33,040,698 shares outstanding		$422,798,974
Net Assets Consist of:
Paid-in capital		$405,544,633
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		30,865,873
Accumulated net realized loss on investments and foreign currency transactions		(1,224,292)
Distributions in excess of net investment income		(12,387,240)
TOTAL NET ASSETS		$422,798,974
    Annual Shareholder Report
    13

    Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($385,339,231 ÷ 30,108,208 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$12.80
Offering price per share (100/95.50 of $12.80)	$13.40
Redemption proceeds per share	$12.80
Class C Shares:
Net asset value per share ($19,026,027 ÷ 1,494,928 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$12.73
Offering price per share	$12.73
Redemption proceeds per share (99.00/100 of $12.73)	$12.60
Institutional Shares:
Net asset value per share ($18,433,716 ÷ 1,437,562 shares outstanding), $0.001 par value, 25,000,000 shares authorized	$12.82
Offering price per share	$12.82
Redemption proceeds per share	$12.82
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    14

    Statement of Operations

    Year Ended September 30, 2009

Investment Income:
Interest		$5,227,387
Dividends (including $12,531 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $16,348)		90,199
TOTAL INCOME		5,317,586
Expenses:
Investment adviser fee (Note 5)	$2,919,162
Administrative personnel and services fee (Note 5)	294,964
Custodian fees	107,532
Transfer and dividend disbursing agent fees and expenses	390,951
Directors'/Trustees' fees	35
Auditing fees	48,478
Legal fees	11,150
Portfolio accounting fees	66,828
Distribution services fee — Class A Shares (Note 5)	183,406
Distribution services fee — Class C Shares (Note 5)	40,784
Shareholder services fee — Class A Shares (Note 5)	752,598
Shareholder services fee — Class C Shares (Note 5)	13,519
Share registration costs	180,207
Printing and postage	42,148
Insurance premiums	7,203
Miscellaneous	51,114
TOTAL EXPENSES	5,110,079
    Annual Shareholder Report
    15

    Statement of Operations — continued
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(87,062)
Waiver of administrative personnel and services fee (Note 5)	(4,656)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(400)
Reimbursement of shareholder services fee — Class C Shares (Note 5)	(500)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(259)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(92,877)
Net expenses			$5,017,202
Net investment income			300,384
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(11,406,424)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			36,820,376
Net realized and unrealized gain on investments and foreign currency transactions			25,413,952
Change in net assets resulting from operations			$25,714,336
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    16

    Statement of Changes in Net Assets

Year Ended September 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$300,384	$6,025,222
Net realized gain (loss) on investments and foreign currency transactions	(11,406,424)	30,410,366
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	36,820,376	(39,452,044)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,714,336	(3,016,456)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,634,649)	(27,462,518)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(404)	(8,569,494)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,635,053)	(36,032,012)
Share Transactions:
Proceeds from sale of shares	185,553,875	359,484,680
Net asset value of shares issued to shareholders in payment of distributions declared	13,577,402	33,102,456
Cost of shares redeemed	(249,195,615)	(270,156,730)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(50,064,338)	122,430,406
Redemption Fees	35,988	99,640
Change in net assets	(38,949,067)	83,481,578
Net Assets:
Beginning of period	461,748,041	378,266,463
End of period (including undistributed (distributions in excess of) net investment income of $(12,387,240) and $11,817,799, respectively)	$422,798,974	$461,748,041
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    17

    Notes to Financial Statements

    September 30, 2009

    1. ORGANIZATION

    Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven diversified portfolios. The financial statements included herein are only those of Federated Prudent Global Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek current income and capital appreciation.

    Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

    The Fund commenced offering Class C Shares and Institutional Shares on December 8, 2008.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      Shares of other mutual funds are valued based upon their reported NAVs.
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Annual Shareholder Report
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    Fair Valuation and Significant Events Procedures

    The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Repurchase Agreements

    It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report
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    monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

    With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

    The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

    Investment Income, Gains and Losses, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Premium and Discount Amortization

    All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, the following tax years remain subject to examination by the Fund's major tax jurisdictions, the United States of America (2006 through 2009), the state of Maryland (2006 through 2008) and the Commonwealth of Massachusetts (2009).

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    The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

    Foreign Currency Translation

    The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    3. SHARES OF BENEFICIAL INTEREST

    The following tables summarize share activity:

Year Ended September 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,298,038	$147,355,957	26,744,802	$359,484,680
Shares issued to shareholders in payment of distributions declared	1,202,535	13,577,402	2,528,618	33,102,456
Shares redeemed	(20,598,891)	(245,944,355)	(20,499,074)	(270,156,730)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,098,318)	$(85,010,996)	8,774,346	$122,430,406
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	Period Ended 9/30/2009[1]		Year Ended 9/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,586,696	$19,189,363	—	$ —
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(91,768)	(1,131,569)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,494,928	$18,057,794	—	$ —
	Period Ended 9/30/2009[1]		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,607,461	$19,008,555	—	$ —
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(169,899)	(2,119,691)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,437,562	$16,888,864	—	$ —
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(4,165,828)	$(50,064,338)	8,774,346	$122,430,406
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

    Redemption Fees

    Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in capital. For the period from October 1, 2008 to December 5, 2008, the redemption fees for Class A Shares amounted to $35,988. For the year ended September 30 2008, the redemption fees for Class A Shares amounted to $99,640.

    4. FEDERAL TAX INFORMATION

    The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and net operating loss.

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    For the year ended September 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(526,375)	$(9,870,774)	$10,397,149

    Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

    The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$14,634,649	$27,830,767
Long-term capital gains	$404	$8,201,245

    As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain	$126,658
Net unrealized appreciation	$26,967,673
Capital and currency loss deferrals	$(9,839,990)

    The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

    At September 30, 2009, the cost of investments for federal tax purposes was $375,384,338. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $26,552,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,414,187 and net unrealized depreciation from investments for those securities having an excess of cost over value of $861,594.

    Under current tax regulations, capital losses on security transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2009, for federal income tax purposes, post October losses of $1,350,950 on capital losses on security transactions and $8,489,040 on foreign currency losses were deferred to October 1, 2009.

    5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Adviser Fee

    Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Annual Shareholder Report
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    Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from December 6, 2008 to September 30, 2009, the Adviser voluntarily waived $71,295 of its fee. For the period from December 6, 2008 to September 30, 2009, the net fee paid to the Adviser was $2,228,042.

    Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the period from December 6, 2008 to September 30, 2009, the Sub-Adviser earned a fee of $685,494.

    Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from October 1, 2008 to December 5, 2008, the net fee paid to David W. Tice & Associates, LLC was $604,058.

    Administrative Fee

    Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

    The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from
    December 6, 2008 to September 30, 2009 the net fee paid to FAS was $235,678 and represented 0.074% of average daily net assets of the Fund. FAS waived $4,656 of its fee.

    Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from October 1, 2008 to December 5, 2008, the net fee paid to U.S. Bancorp Fund Services, LLC was $54,630.

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    24

    Distribution Services Fee

    The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

    Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period from December 6, 2008 to September 30, 2009, the net fee paid to FSC was $40,784. For the period from December 6, 2008 to September 30, 2009, FSC retained $37,919 of fees paid by the Fund. For the period from December 6, 2008 to September 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

    Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares. For the period from October 1, 2008 to December 5, 2008, the net fee paid to Quasar Distributors, LLC was $183,406.

    Sales Charges

    Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period from December 6, 2008 to September 30, 2009, FSC retained $63,567 in sales charges from the sale of Class A Shares. For the period from December 6, 2008 to September 30, 2009, FSC also retained $6,335 of CDSC relating to redemptions of Class C Shares.

    Prior to the close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares. For the period from October 1, 2008 to
    December 5, 2008, the Predecessor Fund did not charge any sales charges on the sale of its Shares.

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily Annual Shareholder Report
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    reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from December 6, 2008 to September 30, 2009, FSSC voluntarily reimbursed $900 of shareholder services fees. For the period from December 6, 2008 to September 30, 2009, FSSC received $78,241 of fees paid by the Fund.

    Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

    Expense Limitation

    The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.28%, 2.03% and 1.03%, respectively, for the fiscal year ended September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

    General

    Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

    Transactions with Affiliated Companies

    Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period from December 6, 2008 to September 30, 2009, the Adviser reimbursed $15,767. Transactions with affiliated companies during the year ended September 30, 2009 were as follows:

Affiliate	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
U.S. Treasury Cash Reserves Fund, Institutional Shares	15,072,406	200,936,828	212,050,497	3,958,737	$3,958,737	$11,152
Federated Short Term U.S. Government Fund	—	17,939,967	17,939,967	—	—	1,379
TOTAL OF AFFILIATED TRANSACTIONS	15,072,406	218,876,795	229,990,464	3,958,737	$3,958,737	$12,531

    6. EXPENSE Reduction

    The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2009, the Fund's expenses were reduced by $259 under these arrangements.

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    26

    7. Investment TRANSACTIONS

    Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2009, were as follows:

Purchases	$625,478,850
Sales	$584,585,070

    8. CONCENTRATION OF RISK

    The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

    At September 30, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
Canada	13.3%
Switzerland	7.6%
Japan	7.3%
Germany	6.7%
Sweden	6.2%
Singapore	5.5%
Italy	4.6%
Norway	4.6%
France	4.3%
Netherlands	4.2%
Denmark	4.1%
Hong Kong	4.1%
Australia	3.8%
Supernational	3.3%
United Kingdom	2.9%
New Zealand	2.8%
Finland	1.6%
Peru	0.1%

    9. LINE OF CREDIT

    The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the period from December 6, 2008 to
    September 30, 2009, the Fund did not utilize the LOC.

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    27

    10. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the period from December 6, 2008 to September 30, 2009, the program was not utilized.

    11. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

    12. Subsequent events

    Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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    13. FEDERAL TAX INFORMATION (UNAUDITED)

    For the year ended September 30, 2009, the amount of long-term capital gains designated by the Fund was $404.

    For the fiscal year ended September 30, 2009, 0.30% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

    Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended September 30, 2009, 0.12% qualify for the dividend received deduction available to corporate shareholders.

    Annual Shareholder Report
    29

    Report of Independent Registered Public Accounting Firm

    TO THE BOARD OF TRUSTEES OF THE FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF Federated Prudent Global Income fund:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent Global Income Fund (the “Fund”), a portfolio of Federated Income Securities Trust, as of September 30, 2009, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 13, 2008, expressed an unqualified opinion on those statements.

    We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent Global Income Fund as of September 30, 2009, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

    Boston, Massachusetts

    November 24, 2009

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    Board of Trustees and Trust Officers

    The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

    Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
    Annual Shareholder Report

    31

    INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: May 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
    Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
    Annual Shareholder Report
    32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
    Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: November 2007	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
    Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
    Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
    Annual Shareholder Report
    33

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: February 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
    Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

    OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
    Annual Shareholder Report
    34

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Randall S. Bauer Birth Date: November 16, 1957 TRUSTEE Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Funds Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.
    Annual Shareholder Report
    35

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

    Annual Shareholder Report

    36

    Evaluation and Approval of Advisory
    Contract - May 2009

    Federated Prudent Global Income Fund (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

    During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

    Annual Shareholder Report
    37

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
    38

    With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
    39

    reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
    40

    circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

    Annual Shareholder Report

    41

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

    Annual Shareholder Report
    42

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

    This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    Federated Prudent Global Income Fund
    Federated Investors Funds
    4000 Ericsson Drive
    Warrendale, PA 15086-7561

    Contact us at FederatedInvestors.com
    or call 1-800-341-7400.

    Federated Securities Corp., Distributor

    Cusip 31420C688

    41205 (11/09)

    Federated is a registered mark of Federated Investors, Inc.
    2009 Federated Investors, Inc.

    Item 2.                      Code of Ethics

    (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

    (c) Not Applicable

    (d) Not Applicable

    (e) Not Applicable

    (f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

    Item 3. Audit Committee Financial Expert

    The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

    Item 4.                      Principal Accountant Fees and Services

    (a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $180,100

    Fiscal year ended 2008 - $164,500

    (b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $0

    Fiscal year ended 2008 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,805 and $0 respectively.  Fiscal year ended 2009- Fees related to N-14 merger documents.

    (c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $0

    Fiscal year ended 2008 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

    (d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $0

    Fiscal year ended 2008 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $44,718 and $0 respectively. Fiscal year ended 2009- Service fees for analysis of potential Passive Foreign Investment Company holdings, discussions related to accounting for REMICS, and resolution of technical and preliminary valuation matters related to Fund acquisition.

    (e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

    The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

    Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

    The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

    AUDIT SERVICES

    The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

    In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

    AUDIT-RELATED SERVICES

    Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

    TAX SERVICES

    The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

    ALL OTHER SERVICES

    With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
    The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
    Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
    Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

    The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

    The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

    PRE-APPROVAL FEE LEVELS

    Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

    PROCEDURES

    Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

    (e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

    4(b)

    Fiscal year ended 2009 – 0%

    Fiscal year ended 2008 - 0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

    4(c)

    Fiscal year ended 2009 – 0%

    Fiscal year ended 2008 – 0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

    4(d)

    Fiscal year ended 2009 – 0%

    Fiscal year ended 2008 – 0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
    Fiscal year ended 2009 - $163,608

    Fiscal year ended 2008 - $270,815

    (h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

    Item 5.                      Audit Committee of Listed Registrants

    Not Applicable

    Item 6.                      Schedule of Investments

    Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

    Item 10.                      Submission of Matters to a Vote of Security Holders

    Not Applicable

    Item 11.                                Controls and Procedures

    (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

    (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

    Item 12.                                Exhibits

    SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	November 19, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009